LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE	6 Months Ended
Sep. 30, 2021
LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE
LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE

4. LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE

The third-party financing partners offer financing solutions to the Borrowers and the Group is required to provide a guarantee. In the event of a payment default from the Borrower, the Group is required to repay the monthly installment or full amount of outstanding loan to the financing partner as the guarantor. As such, the Group recognized loan receivables as a result of payment under the guarantee deducted by an allowance to its expected recoverable amounts in the unaudited interim condensed consolidated balance sheets.

	March 31,	September 30,
	2021	2021
	RMB	RMB
Loan recognized as a result of payment under the guarantee	1,362,556	863,516
Less: provision for credit losses	(1,182,609)	(733,169)
	179,947	130,347

An aging analysis of loan recognized as a result of payment under the guarantee is as follows:

	March 31,	September 30,
	2021	2021
	RMB	RMB
Up to 6 months	145,639	103,329
6 months to 12 months	307,224	6,871
Over 12 months	909,693	753,316
	1,362,556	863,516

The Company relies on the consumers’ credit history, loan-to-value ratio and other certain application information to evaluate and rank their risk on an ongoing basis. The credit grades represent the relative likelihood of repayment. Customers assigned a grade of “Normal” are determined to have the highest probability of repayment, customers assigned a grade of “Attention” are determined to have a lower probability of repayment, and customers assigned a grade of “Secondary” are determined to have a lowest probability of repayment. Loan performance is reviewed on a recurring basis to identify whether the assigned grades adequately reflect the customers’ likelihood of repayment.

The balance of loan recognized as a result of payment under the guarantee by grade of monitored credit risk quality indicator as of March 31, 2021 and September 30, 2021 were listed as below:

	March 31,	September 30,
	2021	2021
	RMB	RMB

Normal	66,924	26,170
Attention	252,572	231,275
Secondary	1,043,060	606,071
	1,362,556	863,516

Loan recognized as a result of payment under the guarantee of RMB12.6 million was pledged as collateral for current portion of long-term borrowings of RMB27.1 million as of September 30, 2021 (Note 9).

4. LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE (CONTINUED)

The movement of allowance for the six months ended September 30, 2020 and 2021 was as follows:

	Six months ended September 30,
	2020	2021
	RMB	RMB
Beginning balance of the period	(2,190,575)	(1,182,609)
Addition	(68,578)	—
(Provision for)/reversal of credit losses	(32,863)	1,174
Write-off	245,299	5,025
Bought out by certain non-bank financing institutions without recourse	—	428,947
Payments from the borrowers or other recoveries	819	14,294
Ending balance of the period	(2,045,898)	(733,169)